Consolidated Statements of Stockholders Deficit (Parenthetical)	Dec. 31, 2024 $ / shares
Common stock, par value	$ 0.0001
Maximum [Member]
Common stock, par value	0.00001
Minimum [Member]
Common stock, par value	$ 0.0001